Note 26 - Acquisition of subsidiaries (Details Textual) - Garrett [member] $ in Millions	Sep. 30, 2017 USD ($)
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Total consideration transferred, acquisition-date fair value	$ 10.4